Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss - CLP ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	$ 4,734,754	$ 6,132,458
Fair value	4,641,282	6,023,039
Unrealized profit	46,488	52,950
Unrealized loss	(139,960)	(162,342)
Chilean Central Bank and Government Securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	3,088,390	4,166,977
Fair value	3,024,700	4,074,413
Unrealized profit	24,893	2,322
Unrealized loss	(88,583)	(94,859)
Chilean Central Bank and Government Securities [Member] | Chilean Central Bank financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	2,286,208	3,331,635
Fair value	2,286,541	3,331,264
Unrealized profit	417	2,270
Unrealized loss	(84)	(2,641)
Chilean Central Bank and Government Securities [Member] | Chilean Treasury bonds and notes [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	801,738	834,935
Fair value	737,705	742,717
Unrealized profit	24,466	27
Unrealized loss	(88,499)	(92,218)
Chilean Central Bank and Government Securities [Member] | Other Chilean government financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	444	407
Fair value	454	432
Unrealized profit	10	25
Unrealized loss
Other Chilean debt financial securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	7,858	10,088
Fair value	6,656	9,898
Unrealized profit	23	17
Unrealized loss	(1,225)	(207)
Other Chilean debt financial securities [Member] | Chilean Bank debt financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	7,858	10,082
Fair value	6,656	9,891
Unrealized profit	23	17
Unrealized loss	(1,225)	(207)
Other Chilean debt financial securities [Member] | Other Chilean financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost		6
Fair value		7
Unrealized profit
Unrealized loss
Foreign financial debt securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	1,528,893	1,799,403
Fair value	1,504,669	1,796,422
Unrealized profit	21,572	50,611
Unrealized loss	(45,796)	(53,592)
Foreign financial debt securities [Member] | Foreign Central Banks financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	1,268,492	1,683,052
Fair value	1,238,866	1,668,670
Unrealized profit	14,606	39,210
Unrealized loss	(44,232)	(53,592)
Foreign financial debt securities [Member] | Other foreign debt financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	260,401	116,351
Fair value	265,803	127,752
Unrealized profit	6,966	11,401
Unrealized loss	(1,564)
Loans and account receivable from customer [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	109,613	155,990
Fair value	105,257	142,306
Unrealized profit
Unrealized loss	(4,356)	(13,684)
Loans and account receivable from customer [Member] | Commercial Loans
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	109,613	155,990
Fair value	105,257	142,306
Unrealized profit
Unrealized loss	(4,356)	(13,684)
Due Within 1 Year [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	4,731,030	6,132,458
Fair value	4,641,282	6,023,039
Unrealized profit	50,212	52,950
Unrealized loss	(139,960)	(162,342)
Due Within 1 Year [Member] | Chilean Central Bank and Government Securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	3,088,390	4,166,977
Fair value	3,024,700	4,074,413
Unrealized profit	24,893	2,322
Unrealized loss	(88,583)	(94,859)
Due Within 1 Year [Member] | Chilean Central Bank and Government Securities [Member] | Chilean Central Bank financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	2,286,208	3,331,635
Fair value	2,286,541	3,331,264
Unrealized profit	417	2,270
Unrealized loss	(84)	(2,641)
Due Within 1 Year [Member] | Chilean Central Bank and Government Securities [Member] | Chilean Treasury bonds and notes [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	801,738	834,935
Fair value	737,705	742,717
Unrealized profit	24,466	27
Unrealized loss	(88,499)	(92,218)
Due Within 1 Year [Member] | Chilean Central Bank and Government Securities [Member] | Other Chilean government financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	444	407
Fair value	454	432
Unrealized profit	10	25
Unrealized loss
Due Within 1 Year [Member] | Other Chilean debt financial securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	7,858	10,088
Fair value	6,656	9,898
Unrealized profit	23	17
Unrealized loss	(1,225)	(207)
Due Within 1 Year [Member] | Other Chilean debt financial securities [Member] | Chilean Bank debt financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	7,858	10,082
Fair value	6,656	9,891
Unrealized profit	23	17
Unrealized loss	(1,225)	(207)
Due Within 1 Year [Member] | Other Chilean debt financial securities [Member] | Other Chilean financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost		6
Fair value		7
Unrealized profit
Unrealized loss
Due Within 1 Year [Member] | Foreign financial debt securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	1,525,169	1,799,403
Fair value	1,504,669	1,796,422
Unrealized profit	25,296	50,611
Unrealized loss	(45,796)	(53,592)
Due Within 1 Year [Member] | Foreign financial debt securities [Member] | Foreign Central Banks financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	1,264,768	1,683,052
Fair value	1,238,866	1,668,670
Unrealized profit	18,330	39,210
Unrealized loss	(44,232)	(53,592)
Due Within 1 Year [Member] | Foreign financial debt securities [Member] | Other foreign debt financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	260,401	116,351
Fair value	265,803	127,752
Unrealized profit	6,966	11,401
Unrealized loss	(1,564)
Due Within 1 Year [Member] | Loans and account receivable from customer [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	109,613	155,990
Fair value	105,257	142,306
Unrealized profit
Unrealized loss	(4,356)	(13,684)
Due Within 1 Year [Member] | Loans and account receivable from customer [Member] | Commercial Loans
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost	109,613	155,990
Fair value	105,257	142,306
Unrealized profit
Unrealized loss	(4,356)	(13,684)
Later than one year [member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Chilean Central Bank and Government Securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Chilean Central Bank and Government Securities [Member] | Chilean Central Bank financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Chilean Central Bank and Government Securities [Member] | Chilean Treasury bonds and notes [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Chilean Central Bank and Government Securities [Member] | Other Chilean government financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Other Chilean debt financial securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Other Chilean debt financial securities [Member] | Chilean Bank debt financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Other Chilean debt financial securities [Member] | Other Chilean financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Foreign financial debt securities [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Foreign financial debt securities [Member] | Foreign Central Banks financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Foreign financial debt securities [Member] | Other foreign debt financial instruments [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Loans and account receivable from customer [Member]
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss
Later than one year [member] | Loans and account receivable from customer [Member] | Commercial Loans
Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss [Line Items]
Amortised cost
Fair value
Unrealized profit
Unrealized loss